Deferred Income Tax Assets and Liabilities_Deferred Income Tax Assets And Liabilities(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)		Dec. 31, 2017 USD ($)
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		₩ 3,991,000,000		₩ 133,624,000,000		$ 3,739
Liabilities		(533,069,000,000)		(103,482,000,000)		$ (499,399)
Net amount		(529,078,000,000)		30,142,000,000
Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(529,078,000,000)		30,142,000,000
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		115,518,000,000		91,201,000,000
Allowances for loan losses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		1,142,000,000		7,297,000,000
Impairment losses on property and equipment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		36,191,000,000		7,561,000,000
Interest on equity index linked deposits
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		43,000,000		41,000,000
Share based payments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		23,238,000,000		13,709,000,000
Provisions for guarantees
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		24,341,000,000		30,569,000,000
Gains from valuation on derivative financial instruments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(11,221,000,000)		(37,004,000,000)
Present value discount
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		20,834,000,000		5,198,000,000
Losses from fair value hedged item
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(15,698,000,000)		(14,335,000,000)
Accrued interest
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(111,271,000,000)		(84,676,000,000)
Deferred loan origination fees and costs
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(180,069,000,000)		(157,667,000,000)
Advnaced depreciation provision
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(1,703,000,000)
Gains on revaluation
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(350,153,000,000)		(285,316,000,000)
Investments in subsidiaries and others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(78,434,000,000)		(97,911,000,000)
Gains on valuation of security investment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(138,868,000,000)		100,792,000,000
Defined benefit liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		436,706,000,000		319,467,000,000
Accrued expenses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		194,399,000,000		273,092,000,000
Retirement insurance expense
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(369,300,000,000)		(283,771,000,000)
Adjustments to the prepaid contributions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(16,236,000,000)		(15,142,000,000)
Derivative linked securities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		22,313,000,000		(12,723,000,000)
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Net amount		(130,850,000,000)		169,760,000,000
Deductible temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		1,325,367,000,000		1,283,268,000,000
The changes in cumulative temporary differences
Beginning		5,059,504,000,000		6,762,621,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		393,310,000,000
Ending		₩ 4,793,738,000,000		₩ 5,059,504,000,000
Tax rate		27.50%	[1]	24.20%	[2]
Tax rate	[1]	24.20%
Net Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets from deductible temporary differences		₩ 1,325,367,000,000		₩ 1,283,268,000,000
Total deferred income tax assets or liabilities from deductible temporary differences with business combination		95,181,000,000
Deductible temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		6,033,301,000,000		7,810,968,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		393,310,000,000
Decrease		4,135,729,000,000		5,498,307,000,000
Increase		2,747,148,000,000		3,720,640,000,000
Ending		5,038,030,000,000		6,033,301,000,000
Deductible temporary differences | Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		115,518,000,000		91,201,000,000
The changes in cumulative temporary differences
Beginning		380,863,000,000		449,239,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		30,180,000,000
Decrease		395,138,000,000		466,913,000,000
Increase		407,923,000,000		398,537,000,000
Ending		423,828,000,000		380,863,000,000
Deductible temporary differences | Allowances for loan losses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		1,142,000,000		7,297,000,000
The changes in cumulative temporary differences
Beginning		30,154,000,000		5,079,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		26,134,000,000		26,492,000,000
Increase		202,000,000		51,567,000,000
Ending		4,222,000,000		30,154,000,000
Deductible temporary differences | Impairment losses on property and equipment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		36,598,000,000		7,920,000,000
The changes in cumulative temporary differences
Beginning		32,726,000,000		21,476,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		107,755,000,000
Decrease		139,743,000,000		31,914,000,000
Increase		132,346,000,000		43,164,000,000
Ending		133,084,000,000		32,726,000,000
Deductible temporary differences | Interest on equity index linked deposits
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		43,000,000		41,000,000
The changes in cumulative temporary differences
Beginning		168,000,000		287,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		168,000,000		287,000,000
Increase		155,000,000		168,000,000
Ending		155,000,000		168,000,000
Deductible temporary differences | Share based payments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		23,238,000,000		13,709,000,000
The changes in cumulative temporary differences
Beginning		56,650,000,000		44,922,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		49,333,000,000		39,600,000,000
Increase		77,185,000,000		51,328,000,000
Ending		84,502,000,000		56,650,000,000
Deductible temporary differences | Provisions for guarantees
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		24,341,000,000		30,569,000,000
The changes in cumulative temporary differences
Beginning		126,319,000,000		157,954,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		126,319,000,000		157,954,000,000
Increase		88,512,000,000		126,319,000,000
Ending		88,512,000,000		126,319,000,000
Deductible temporary differences | Gains from valuation on derivative financial instruments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		6,258,000,000		9,761,000,000
The changes in cumulative temporary differences
Beginning		40,334,000,000		118,745,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		40,334,000,000		180,332,000,000
Increase		22,758,000,000		101,921,000,000
Ending		22,758,000,000		40,334,000,000
Deductible temporary differences | Present value discount
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		25,332,000,000		11,358,000,000
The changes in cumulative temporary differences
Beginning		46,961,000,000		42,288,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		18,417,000,000		14,693,000,000
Increase		63,573,000,000		19,366,000,000
Ending		92,117,000,000		46,961,000,000
Deductible temporary differences | Losses from fair value hedged item
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		0		0
The changes in cumulative temporary differences
Beginning		0		11,882,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease				11,882,000,000
Increase				0
Ending				0
Deductible temporary differences | Accrued interest
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		243,000,000
Deductible temporary differences | Deferred loan origination fees and costs
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		332,000,000		1,247,000,000
The changes in cumulative temporary differences
Beginning		5,154,000,000		23,491,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		5,154,000,000		24,937,000,000
Increase		1,207,000,000		6,600,000,000
Ending		1,207,000,000		5,154,000,000
Deductible temporary differences | Gains on revaluation
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		648,000,000		803,000,000
Deductible temporary differences | Investments in subsidiaries and others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		24,834,000,000		12,014,000,000
The changes in cumulative temporary differences
Beginning		810,719,000,000		821,059,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		753,918,000,000		59,354,000,000
Increase		76,902,000,000		49,014,000,000
Ending		133,703,000,000		810,719,000,000
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		49,179,000,000
Deductible temporary differences | Gains on valuation of security investment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		86,290,000,000		109,071,000,000
The changes in cumulative temporary differences
Beginning		447,388,000,000		298,796,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease		447,388,000,000		394,580,000,000
Increase		299,082,000,000		543,172,000,000
Ending		299,082,000,000		447,388,000,000
Deductible temporary differences | Defined benefit liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		436,706,000,000		319,467,000,000
The changes in cumulative temporary differences
Beginning		1,320,135,000,000		1,153,686,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		255,375,000,000
Decrease		256,580,000,000		75,269,000,000
Increase		271,857,000,000		241,718,000,000
Ending		1,590,787,000,000		1,320,135,000,000
Deductible temporary differences | Accrued expenses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		194,399,000,000		273,092,000,000
The changes in cumulative temporary differences
Beginning		1,128,492,000,000		271,463,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		1,123,713,000,000		358,583,000,000
Increase		701,756,000,000		1,215,612,000,000
Ending		706,535,000,000		1,128,492,000,000
Deductible temporary differences | Retirement insurance expense
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		0		0
Deductible temporary differences | Adjustments to the prepaid contributions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		0		0
Deductible temporary differences | Derivative linked securities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		27,992,000,000		30,102,000,000
The changes in cumulative temporary differences
Beginning		124,388,000,000		3,090,264,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		124,388,000,000		3,098,449,000,000
Increase		101,789,000,000		132,573,000,000
Ending		101,789,000,000		124,388,000,000
Deductible temporary differences | Loss on SPE repurchase
The changes in cumulative temporary differences
Beginning		80,204,000,000		80,204,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		0		0
Increase		0		0
Ending		80,204,000,000		80,204,000,000
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised SPE Repurchases		80,204,000,000
Deductible temporary differences | Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		321,453,000,000		365,616,000,000
The changes in cumulative temporary differences
Beginning		1,402,646,000,000		1,220,133,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		629,002,000,000		557,068,000,000
Increase		501,901,000,000		739,581,000,000
Ending		1,275,545,000,000		1,402,646,000,000
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		11,203,000,000
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Ending		2,879,000,000		0
Deductible temporary differences | Loss on SPE repurchase
The changes in cumulative temporary differences
Beginning		80,204,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Ending		80,204,000,000		80,204,000,000
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		774,259,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Ending		49,179,000,000		774,259,000,000
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		119,334,000,000
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Ending		112,030,000,000		119,334,000,000
Taxable temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(1,854,445,000,000)		(1,253,126,000,000)
The changes in cumulative temporary differences
Beginning		(5,083,161,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(1,818,203,000,000)
Ending		₩ (6,713,779,000,000)		₩ (5,083,161,000,000)
Tax rate		27.50%	[1]	24.20%	[2]
Tax rate	[1]	24.20%
Net Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax liabilities from deductible temporary differences		₩ 1,854,445,000,000		₩ 1,253,126,000,000
Total deferred income tax assets or liabilities from deductible temporary differences with business combination		(442,206,000,000)
Taxable temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		(5,166,560,000,000)		(7,574,740,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(1,822,749,000,000)
Decrease		(2,601,013,000,000)		(5,940,276,000,000)
Increase		(2,419,855,000,000)		(3,532,096,000,000)
Ending		(6,808,151,000,000)		(5,166,560,000,000)
Taxable temporary differences | Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Allowances for loan losses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Impairment losses on property and equipment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(407,000,000)		(359,000,000)
The changes in cumulative temporary differences
Beginning		(1,481,000,000)		(1,481,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		0		0
Increase		0		0
Ending		(1,481,000,000)		(1,481,000,000)
Taxable temporary differences | Interest on equity index linked deposits
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Share based payments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Provisions for guarantees
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Gains from valuation on derivative financial instruments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(17,479,000,000)		(46,765,000,000)
The changes in cumulative temporary differences
Beginning		(193,243,000,000)		(128,985,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		(192,491,000,000)		(457,371,000,000)
Increase		(61,077,000,000)		(521,629,000,000)
Ending		(61,829,000,000)		(193,243,000,000)
Taxable temporary differences | Present value discount
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(4,498,000,000)		(6,160,000,000)
The changes in cumulative temporary differences
Beginning		(25,454,000,000)		(37,741,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(8,766,000,000)
Decrease		(34,220,000,000)		(38,009,000,000)
Increase		(16,357,000,000)		(25,722,000,000)
Ending		(16,357,000,000)		(25,454,000,000)
Taxable temporary differences | Losses from fair value hedged item
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(15,698,000,000)		(14,335,000,000)
The changes in cumulative temporary differences
Beginning		(59,235,000,000)		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		(59,235,000,000)		0
Increase		(57,083,000,000)		(59,235,000,000)
Ending		(57,083,000,000)		(59,235,000,000)
Taxable temporary differences | Accrued interest
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(111,514,000,000)		(84,676,000,000)
The changes in cumulative temporary differences
Beginning		(349,899,000,000)		(338,402,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(72,117,000,000)
Decrease		(377,010,000,000)		(333,121,000,000)
Increase		(360,536,000,000)		(344,618,000,000)
Ending		(405,542,000,000)		(349,899,000,000)
Taxable temporary differences | Deferred loan origination fees and costs
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(180,401,000,000)		(158,914,000,000)
The changes in cumulative temporary differences
Beginning		(660,945,000,000)		(629,161,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(15,846,000,000)
Decrease		(665,209,000,000)		(649,107,000,000)
Increase		(657,081,000,000)		(680,891,000,000)
Ending		(668,663,000,000)		(660,945,000,000)
Taxable temporary differences | Advnaced depreciation provision
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(1,703,000,000)		0
The changes in cumulative temporary differences
Beginning		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(6,192,000,000)
Decrease		0
Increase		0
Ending		(6,192,000,000)		0
Taxable temporary differences | Gains on revaluation
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(350,801,000,000)		(286,119,000,000)
The changes in cumulative temporary differences
Beginning		(1,182,310,000,000)		(1,136,143,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(99,244,000,000)
Decrease		(59,030,000,000)		(61,094,000,000)
Increase		(53,117,000,000)		(107,261,000,000)
Ending		(1,275,641,000,000)		(1,182,310,000,000)
Taxable temporary differences | Investments in subsidiaries and others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(103,268,000,000)		(109,925,000,000)
The changes in cumulative temporary differences
Beginning		(387,267,000,000)		(408,490,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		(72,284,000,000)		(68,158,000,000)
Increase		(72,484,000,000)		(46,935,000,000)
Ending		(387,467,000,000)		(387,267,000,000)
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures Abstract [Line Items]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		28,407,000,000
Taxable temporary differences | Gains on valuation of security investment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(225,158,000,000)		(8,279,000,000)
The changes in cumulative temporary differences
Beginning		(37,252,000,000)		(93,510,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(236,137,000,000)
Decrease		(273,171,000,000)		(114,227,000,000)
Increase		(764,891,000,000)		(57,969,000,000)
Ending		(765,109,000,000)		(37,252,000,000)
Taxable temporary differences | Defined benefit liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Accrued expenses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		0		0
Taxable temporary differences | Retirement insurance expense
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(369,300,000,000)		(283,771,000,000)
The changes in cumulative temporary differences
Beginning		(1,170,514,000,000)		(996,448,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(168,714,000,000)
Decrease		(200,722,000,000)		(63,979,000,000)
Increase		(203,506,000,000)		(238,045,000,000)
Ending		(1,342,012,000,000)		(1,170,514,000,000)
Taxable temporary differences | Adjustments to the prepaid contributions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(16,236,000,000)		(15,142,000,000)
The changes in cumulative temporary differences
Beginning		(62,569,000,000)		(90,653,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		(61,034,000,000)		(90,653,000,000)
Increase		(57,505,000,000)		(62,569,000,000)
Ending		(59,040,000,000)		(62,569,000,000)
Taxable temporary differences | Derivative linked securities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(5,679,000,000)		(42,825,000,000)
The changes in cumulative temporary differences
Beginning		(176,962,000,000)		(3,222,110,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		(176,962,000,000)		(3,401,273,000,000)
Increase		(20,650,000,000)		(356,125,000,000)
Ending		(20,650,000,000)		(176,962,000,000)
Taxable temporary differences | Goodwill
The changes in cumulative temporary differences
Beginning		(65,288,000,000)		(65,288,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Decrease		0		0
Increase		0		0
Ending		(65,288,000,000)		(65,288,000,000)
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures Abstract [Line Items]
Taxable Temporary Differences Associated With Business Combination		65,288,000,000
Taxable temporary differences | Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Liabilities		(452,303,000,000)		(195,856,000,000)
The changes in cumulative temporary differences
Beginning		(794,141,000,000)		(426,328,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(1,215,733,000,000)
Decrease		(429,645,000,000)		(663,284,000,000)
Increase		(95,568,000,000)		(1,031,097,000,000)
Ending		(1,675,797,000,000)		(794,141,000,000)
Taxable temporary differences | Goodwill
The changes in cumulative temporary differences
Beginning		(65,288,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Ending		(65,288,000,000)		(65,288,000,000)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(17,205,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		(4,546,000,000)
Ending		(28,407,000,000)		(17,205,000,000)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(906,000,000)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination		0
Ending		(677,000,000)		(906,000,000)
Offsetting of deferred income tax assets and liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Assets		(1,321,376,000,000)		(1,149,644,000,000)
Liabilities		1,321,376,000,000		1,149,644,000,000
Net amount		₩ 0		₩ 0

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the rate of 27.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2017.
[2]	The rate of 24.2% has been applied for the deferred tax assets and liabilities expected to be utilized.